CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income / (loss)	$ 7,819	48,707	(149,219)	113,055
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation expense	929	5,789	6,179	6,144
Amortization of intangible assets	4,060	25,295	28,631	21,803
Amortization of land use rights	47	293	0	0
Impairment loss of goodwill	0	0	236,945	21,422
Deferred income taxes	(670)	(4,173)	(4,723)	(5,331)
(Gain) / loss on disposal of property and equipment	(285)	(1,773)	205	442
Gain on disposal of subsidiaries	(90)	(558)	0	0
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(c))	0	0	0	(43,676)
Provision for doubtful accounts	0	0	2,325	2
Share-based compensation	10,585	65,944	66,723	100,930
Changes in operating assets and liabilities, net of effects of acquisitions and disposal of subsidiaries:
Accounts receivable, net	11,329	70,582	(282,935)	(77,065)
Bills receivable	(4,260)	(26,539)	(8,888)	(13,409)
Inventories	(56,387)	(351,297)	(84,331)	(109,267)
Prepaid expenses and other receivables	(2,184)	(13,608)	(22,629)	(22,706)
Income taxes receivable	(30)	(184)	450	(1,296)
Accounts payable	5,617	34,994	57,972	(15,919)
Amount due from related party	(15,604)	(97,215)	0	0
Income taxes payable	(1,239)	(7,721)	102	4,385
Accrued expenses and other liabilities	1,710	10,653	6,067	(1,772)
Net cash used in operating activities	(38,653)	(240,811)	(147,126)	(22,258)
Cash flows from investing activities:
Increase in pledged bank deposits	(20,446)	(127,383)	(113,898)	(220,359)
Payments for acquisitions of subsidiaries, net of cash acquired	0	0	(140,419)	(65,281)
Proceeds from disposal of subsidiaries, net of cash disposed of	6,860	42,737	0	0
Purchases of property and equipment	(1,311)	(8,164)	(10,035)	(6,895)
Proceeds from disposal of property and equipment	434	2,706	0	0
Net cash used in investing activities	(14,463)	(90,104)	(264,352)	(292,535)
Cash flows from financing activities:
Purchase of treasury stock	(7,896)	(49,192)	(93,530)	(48,186)
Net proceeds from bank borrowings	21,614	134,658	381,816	400,469
Capital contribution to a subsidiary by non-controlling interests	39	243
Net cash provided by financing activities	13,757	85,709	288,286	352,283
Effect of exchange rate changes on cash	(372)	(2,319)	(4,094)	(5,160)
Net increase / (decrease) in cash	(39,731)	(247,525)	(127,286)	32,330
Cash at beginning of the year	91,871	572,364	699,650	667,320
Cash at end of the year	52,140	324,839	572,364	699,650
Supplementary cash flow information:
Interest paid	4,293	26,743	20,152	9,407
Income taxes paid	2,876	17,917	15,724	14,079
Non-cash investing activities:
Gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(c))	$ 0	0	0	(54,178)